Assets and liabilities held for sale (Tables)	6 Months Ended
Sep. 30, 2022
Assets and liabilities held for sale
Schedule of net assets and liabilities held for sale

	30 September	31 March
	2022	2022
	€m	€m
Non-current assets
Goodwill	412	—
Other intangible assets	474	—
Property, plant and equipment	440	—
Investments in associates and joint ventures	1,014	959
Trade and other receivables	18	—
	2,358	959

Current assets
Inventory	12	—
Trade and other receivables	171	—
Cash and cash equivalents	5	—
	188	—
Total assets	2,546	959

Non-current liabilities
Borrowings	47	—
Deferred tax liabilities	16	—
Provisions	23	—
Trade and other payables	1	—
	87	—
Current liabilities
Borrowings	15	—
Provisions	6	—
Trade and other payables	136	—
	157	—
Total liabilities	244	—

Net assets and liabilities held for sale	2,302	959